United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 08/31/2018

Item 1.	Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
August 31, 2018 (unaudited)
Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		COMMON STOCK—0.2%
		Real Estate—0.2%
63,771		Fibra Uno Administracion SA (IDENTIFIED COST $88,394)	$83,447
		CORPORATE BONDS—52.9%
		Airport—0.1%
$48,538		Aeropuerto Internacional de Tocumen SA, 5.75%, 10/9/2023	50,177
		Automotive—0.3%
150,000		Jaguar Land Rover PLC, Sr. Unsecd. Note, Series REGS, 5.625%, 2/1/2023	148,500
		Banking—12.8%
200,000		Akbank TAS, Sr. Unsecd. Note, Series REGS, 4.00%, 1/24/2020	183,194
200,000		Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.00%, 2/3/2167	185,162
130,000		Banco Do Brasil SA, Sr. Unsecd. Note, Series REGS, 5.375%, 1/15/2021	129,837
ARS 1,800,000	[1]	Banco Hipotecario SA, Unsecd. Note, Series 144A, 40.063%, (30-35 Day Argentina Dep Rates Badlar Priv Bks ARS +4.000%), 11/7/2022	39,639
$15,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	15,481
300,000		Bank of East Asia Ltd./The, Sub., 4.00%, 11/3/2026	292,462
200,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	192,000
100,000		BBVA Bancomer SA Texas, Jr. Sub. Note, Series 144A, 7.25%, 4/22/2020	104,500
200,000		CBQ Finance Ltd., Sub., Series REGS, 7.50%, 11/18/2019	207,064
200,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	200,308
200,000		Corpbanca, Sr. Unsecd. Note, Series REGS, 3.875%, 9/22/2019	200,849
200,000		DBS Group Holdings Ltd., Jr. Sub. Note, Series GMTN, 3.60%, 3/7/2067	193,250
200,000		DBS Group Holdings Ltd., Sr. Sub., Series 144A, 4.52%, 12/11/2028	203,377
200,000		DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.75%, 7/20/2167	204,120
100,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	103,762
400,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	380,932
200,000		Industrial and Commercial Bank of China Ltd., Series REGS, 4.875%, 9/21/2025	204,506
150,000		Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	147,562
200,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	205,752
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	194,208
200,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series REGS, 4.755%, 11/11/2024	180,129
200,000		National Bank of Oman, Jr. Sub. Deb., 7.875%, 5/18/2067	206,046
200,000		Talent Yield Investments, Sr. Unsecd. Note, Series REGS, 4.50%, 4/25/2022	202,157
200,000		Tengizchevroil Finance Co. International Ltd., Sec. Fac. Bond, Series REGS, 4.00%, 8/15/2026	189,764
200,000		Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, Series REGS, 4.75%, 10/17/2019	185,332
200,000		Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series REGS, 3.875%, 2/5/2020	149,020
200,000		Turkiye Is Bankasi (Isbank) A.S., Series REGS, 5.50%, 4/21/2019	185,328
200,000		United Bank for Africa PLC, Sr. Unsecd. Note, Series REGS, 7.75%, 6/8/2022	201,470
200,000		VTB Bank OJSC, Series REGS, 9.50%, 12/6/2066	197,811
200,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	194,488
200,000		Woori Bank, Jr. Sub. Deb., Series 144A, 5.25%, 11/16/2166	195,930
		TOTAL	5,675,440
		Beverage & Tobacco—0.2%
70,000		Central American Bottling Corp., Sr. Unsecd. Note, Series REGS, 5.75%, 1/31/2027	69,475

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building & Development—0.1%
$100,000		Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 12/14/2066	$40,500
		Cable & Wireless Television—0.5%
200,000		VTR Finance B.V., Series REGS, 6.875%, 1/15/2024	204,950
		Chemicals & Plastics—2.7%
200,000		Alfa SA, Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	205,252
200,000		Alpek Sa De Cv, Sr. Unsecd. Note, Series REGS, 4.50%, 11/20/2022	201,380
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	190,760
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.50%, 7/19/2022	194,485
200,000		CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.875%, 3/14/2025	202,466
200,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series REGS, 6.875%, 4/25/2044	218,517
		TOTAL	1,212,860
		Conglomerates—0.5%
200,000		Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	205,000
		Finance—2.6%
200,000		Gazprombk (GPB Finance), Sub. Note, 7.496%, 12/28/2023	194,741
200,000	[1]	Gazprombk (GPB Finance), Sub. Note, 9.835% (5-year CMT +7.101%), 4/25/2067	194,533
200,000		ICD Funding Ltd., Sr. Unsecd. Note, 4.625%, 5/21/2024	198,460
200,000		JSC Georgia Capital, Sr. Unsecd. Note, Series 144A, 6.125%, 3/9/2024	184,000
200,000		MAF Global Securities, Jr. Sub. Note, 5.50%, 9/7/2066	191,780
200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, Series REGS, 6.25%, 4/30/2019	196,519
		TOTAL	1,160,033
		Food Products—1.6%
100,000		BFF International Ltd., Sr. Unsecd. Note, Series REGS, 7.25%, 1/28/2020	102,226
200,000		Grupo Bimbo S.A.B. de C.V., Sub., Series 144A, 5.95%, 7/17/2167	201,000
200,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	203,952
200,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, Series 144A, 7.00%, 3/15/2024	189,002
		TOTAL	696,180
		Forest Products—0.5%
200,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series 144A, 7.00%, 3/16/2047	205,500
		Industrial Products & Equipment—1.4%
200,000		Cemex Finance LLC, Series REGS, 6.00%, 4/1/2024	205,252
200,000		Cemex, S.A.B. de C.V., Series REGS, 6.125%, 5/5/2025	205,500
200,000		Grupo Kuo S.A.B. de C.V., Sr. Unsecd. Note, Series 144A, 5.75%, 7/7/2027	189,500
		TOTAL	600,252
		Metals & Mining—2.7%
100,000		CSN Islands XII Corp., Sr. Unsecd. Note, Series REGS, 7.00%, 12/23/2066	71,001
200,000		Metinvest BV, Sr. Unsecd. Note, Series REGS, 7.75%, 4/23/2023	189,454
200,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	195,133
200,000		POSCO, Sr. Unsecd. Note, Series 144A, 4.00%, 8/1/2023	201,117
200,000		Rusal Capital DAC, Sr. Unsecd. Note, Series REGS, 4.85%, 2/1/2023	132,000
200,000		Stillwater Mining Co., Sr. Unsecd. Note, Series REGS, 6.125%, 6/27/2022	188,690
200,000		Vale Overseas Ltd., Sr. Unsecd. Note, 6.25%, 8/10/2026	220,276
		TOTAL	1,197,671
		Oil & Gas—9.4%
300,000		CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	304,655
200,000		Ecopetrol SA, Note, 7.625%, 7/23/2019	208,340
200,000		Equate Petrochemical BV, Sr. Unsecd. Note, Series REGS, 4.25%, 11/3/2026	197,753

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$200,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series REGS, 4.75%, 4/19/2027	$199,430
200,000	Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	199,865
100,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	94,150
400,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.125%, 1/17/2022	409,400
200,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 8.375%, 5/23/2021	219,050
150,000	Petroleos Mexicanos, Company Guarantee, 6.00%, 3/5/2020	155,250
100,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	100,825
75,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.50%, 3/13/2027	76,118
90,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	83,536
100,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	103,750
330,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 5.35%, 2/12/2028	308,715
317,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.35%, 2/12/2048	282,922
200,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Deb., Series REGS, 4.60%, 1/17/2167	193,442
200,000	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	194,605
200,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/28/2025	190,654
200,000	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	217,080
200,000	State Oil Co of the Azer, Series EMTN, 4.75%, 3/13/2023	197,514
250,000	Tullow Oil PLC, Sr. Unsecd. Note, Series 144A, 7.00%, 3/1/2025	241,612
	TOTAL	4,178,666
	Paper Products—0.4%
200,000	Fibria Overseas Finance, Sr. Unsecd. Note, 4.00%, 1/14/2025	184,375
	Pharmaceuticals—0.4%
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.80%, 7/21/2023	177,170
	Printing & Publishing—0.4%
200,000	Myriad International Holdings BV, Sr. Unsecd. Note, Series 144A, 4.85%, 7/6/2027	197,842
	Real Estate—3.9%
300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	297,931
200,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	205,007
200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.50%, 5/28/2019	203,411
140,000	Franshion Brilliant Ltd., 5.75%, 3/19/2019	141,414
300,000	Franshion Brilliant Ltd., Sub. Note, 5.75%, 7/17/2067	278,100
200,000	Growthpoint Properties International Pty Ltd., Sr. Unsecd. Note, Series 144A, 5.872%, 5/2/2023	204,461
200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	193,163
200,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	199,507
	TOTAL	1,722,994
	Retailers—1.1%
200,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, Series REGS, 8.75%, 10/30/2022	198,104
300,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	285,358
	TOTAL	483,462
	Technology Services—0.5%
200,000	Baidu, Inc., Sr. Unsecd. Note, 3.875%, 9/29/2023	199,866
	Telecommunications & Cellular—6.2%
MXN 13,400,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	685,702
$200,000	Bharti Airtel International Netherlands BV, Series REGS, 5.125%, 3/11/2023	200,122
200,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/27/2022	200,500
$200,000	Comcel Trust, Series REGS, 6.875%, 2/6/2024	206,705
300,000	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 3/8/2022	307,500

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—continued
$200,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, Series REGS, 9.50%, 10/27/2021	$201,672
200,000		Liquid Telecommunications Financing PLC, Sec. Fac. Bond, Series 144A, 8.50%, 7/13/2022	206,120
400,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, Series 144A, 6.625%, 4/24/2028	393,377
200,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, Series 144A, 5.80%, 4/11/2028	161,938
200,000		Vimpelcom, Sr. Unsecd. Note, Series 144A, 4.95%, 6/16/2024	189,976
		TOTAL	2,753,612
		Utilities—4.6%
200,000		Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 4.875%, 4/23/2030	201,037
200,000		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, Series REGS, 5.95%, 12/15/2039	198,275
200,000		China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	200,740
200,000		Comision Federal de Electricidad, Series 144A, 4.875%, 1/15/2024	204,250
200,000		Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	191,762
200,000		Eskom Holdings Ltd., Unsecd. Note, Series REGS, 7.125%, 2/11/2025	190,092
200,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.25%, 8/14/2028	193,001
200,000		Perusahaan Listrik Negara PT, Sr. Unsecd. Note, Series 144A, 5.45%, 5/21/2028	207,433
200,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	238,716
200,000		Yingde Gases Investment Ltd., Series 144A, 6.25%, 1/19/2023	192,041
		TOTAL	2,017,347
		TOTAL CORPORATE BONDS (IDENTIFIED COST $24,101,037)	23,381,872
		FOREIGN GOVERNMENTS/AGENCIES—40.2%
		Sovereign—40.2%
200,000		Angola, Government of, Sr. Unsecd. Note, Series 144A, 8.25%, 5/9/2028	198,800
200,000		Angola, Government of, Sr. Unsecd. Note, Series 144A, 9.375%, 5/8/2048	200,742
100,000		Argentina, Government of, Sr. Unsecd. Note, 2.50%, 12/31/2038	54,000
50,000		Argentina, Government of, Sr. Unsecd. Note, 4.625%, 1/11/2023	39,350
100,000		Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	84,500
550,000		Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	399,575
75,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	58,688
230,000		Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	160,425
200,000		Argentina, Government of, Sr. Unsecd. Note, 8.00%, 10/8/2020	203,996
200,000		Azerbaijan, Government of, Sr. Unsecd. Note, Series REGS, 4.75%, 3/18/2024	199,548
200,000		Bahrain, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 1/26/2026	193,732
BRL 8,750,000		Brazil, Government of, Series F, 10.00%, 1/1/2021	2,196,559
9,900,000		Brazil, Government of, Series F, 10.00%, 1/1/2025	2,281,025
COP 850,000,000		Colombia, Government of, Sr. Unsecd. Note, 6.00%, 4/28/2028	262,467
$200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.95%, 1/25/2027	203,750
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 7/19/2028	152,625
200,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 7.875%, 1/23/2028	171,500
EGP 2,300,000	[2]	Egypt Treasury Bill, Unsecd. Note, 17.501%, 10/16/2018	126,492
6,850,000	[2]	Egypt Treasury Bill, Unsecd. Note, 18.501%, 11/13/2018	371,550
3,800,000	[2]	Egypt Treasury Bill, Unsecd. Note, 19.101%, 12/25/2018	201,766
$200,000		Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	195,431
EGP 4,900,000	[2]	Egypt, Government of, Unsecd. Note, 17.70%, 9/11/2018	274,044
$150,000		El Salvador, Government of, Sr. Unsecd. Note, Series REGS, 7.65%, 6/15/2035	146,615
200,000		Ghana, Government of, Unsecd. Note, Series REGS, 10.75%, 10/14/2030	245,344
$200,000		Honduras, Government of, Series REGS, 8.75%, 12/16/2020	217,720

Principal Amount, Foreign Currency Par Amount, or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$200,000		Indonesia, Government of, Sr. Unsecd. Note, 4.10%, 4/24/2028	$195,430
200,000		Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.125%, 1/15/2045	205,891
250,000		Iraq, Government of, Unsecd. Note, Series REGS, 5.80%, 1/15/2028	229,189
135,975		Ivory Coast, Government of, Sr. Unsecd. Note, Series REGS, 5.75%, 12/31/2032	122,379
200,000		Jordan, Government of, Sr. Unsecd. Note, Series 144A, 7.375%, 10/10/2047	183,822
200,000		Kenya, Government of, Sr. Unsecd. Note, Series 144A, 7.25%, 2/28/2028	191,200
400,000		Lebanon, Government of, Sr. Unsecd. Note, 5.45%, 11/28/2019	384,348
600,000		Mexico, Government of, 3.75%, 1/11/2028	570,600
200,000		Mexico, Government of, 4.00%, 10/2/2023	200,500
200,000		Mexico, Government of, 4.75%, 3/8/2044	191,100
MXN 12,930,000		Mexico, Government of, 6.50%, 6/10/2021	653,205
$200,000		Nigeria, Government of, Sr. Unsecd. Note, Series 144A, 7.696%, 2/23/2038	185,334
NGN 125,000,000	[2]	Nigeria, Government of, Unsecd. Note, 15.814%, 11/22/2018	336,958
$200,000		Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 1/17/2028	191,500
200,000		Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/17/2048	187,458
200,000		Pakistan, Government of, Sr. Secd. Note, Series REGS, 6.875%, 12/5/2027	181,028
200,000		Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	219,500
200,000		Qatar, Government of, Sr. Unsecd. Note, Series 144A, 5.103%, 4/23/2048	205,685
200,000		Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.25%, 6/23/2047	189,804
RUB 45,000,000		Russia, Government of, Unsecd. Note, 7.00%, 8/16/2023	632,840
32,800,000		Russia, Government of, Unsecd. Note, 7.10%, 10/16/2024	456,584
$200,000		Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 4.00%, 4/17/2025	200,212
200,000		Senegal, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 3/13/2048	170,860
200,000		South Africa, Government of, Sr. Unsecd. Note, 4.665%, 1/17/2024	194,213
200,000		South Africa, Government of, Sr. Unsecd. Note, 4.875%, 4/14/2026	189,787
200,000		South Africa, Government of, Sr. Unsecd. Note, 5.65%, 9/27/2047	178,710
200,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.75%, 4/18/2023	194,946
200,000		Turkey, Government of, Sr. Unsecd. Note, 5.625%, 3/30/2021	183,080
200,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	133,120
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	162,130
TRY 5,000,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	682,282
$100,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2020	99,403
200,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2022	196,504
325,000	[3]	Ukraine, Government of, Unsecd. Note, Series GDP (144A), 0.00%, 5/31/2040	174,246
100,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.75%, 9/1/2019	99,742
UYU 3,400,000		Uruguay, Government of, Series 144A, 9.875%, 6/20/2022	101,422
$250,000		Venezuela, Government of, Sr. Unsecd. Note, 9.00%, 5/7/2023	60,000
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $22,980,448)	17,775,256
		U.S. TREASURY—0.3%
150,000	[4]	United States Treasury Note, 0.75%, 10/31/2018 (IDENTIFIED COST $148,811)	149,682
		EXCHANGE-TRADED FUNDS—5.4%
20,244		iShares JP Morgan USD Emerging Markets Bond Fund ETF	2,147,888
4,338		iShares MSCI Mexico Capped ETF	218,375
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $2,414,983)	2,366,263

Principal Amount, Foreign Currency Par Amount, or Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—1.7%
759,865	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.09%[5] (IDENTIFIED COST $760,017)	$760,017
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $50,493,690)	44,516,537
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[6]	(306,032)
	TOTAL NET ASSETS—100%	$44,210,505
The average market value of purchased options held by the Fund throughout the period was $6,626. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At August 31, 2018, the Fund had no outstanding purchased options.
At August 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
3U.S. Treasury Notes 10-Year, Short Futures	40	$4,810,625	December 2018	$(953)
The average notional value of long and short futures contracts held by the Fund throughout the period was $258,266 and $1,621,156, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2018, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2018[7]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays	CDX Index EM Series 29	Sell	1.00%	6/20/2023	2.38%	$1,500,000	$(85,950)	$(49,650)	$(36,300)
Barclays	Government of Brazil	Sell	1.00%	6/20/2023	3.09%	$100,000	$(8,436)	$(6,294)	$(2,142)
TOTAL CREDIT DEFAULT SWAPS							$(94,386)	$(55,944)	$(38,442)
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
OTC Swaps:
Goldman Sachs	1M MXIBTIIE	Pay	6.07%	9/24/2021	MXN 20,000,000	$(55,085)	$(55,085)
HSBC	MXIBTIIE	Pay	6.19%	7/20/2026	MXN 23,000,000	$(135,504)	$(135,504)
						$(190,589)	$(190,589)
Centrally Cleared Swaps:
LCH	3M JIBAR	Pay	8.26%	4/3/2027	ZAR 10,000,000	$(6,317)	$(6,317)
LCH	3M JIBAR	Pay	7.89%	8/28/2023	ZAR 15,000,000	$(5,753)	$(5,753)
LCH	6M WIBOR	Pay	2.47%	1/25/2023	PLN 3,800,000	$5,451	$5,451
						$(6,619)	$(6,619)
TOTAL INTEREST RATE SWAPS						$(197,208)	$(197,208)
The average notional amount of credit default swap contracts and average market value of interest rate swap contracts held by the Fund throughout the period was $2,902,500 and $182,834, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/4/2018	Barclays	1,496,000 MXN	$77,943	$360
9/25/2018	Barclays	$195,000	21,542,625 JPY	$774
9/27/2018	BNP Paribas	558,000,000 COP	$186,893	$(3,996)
10/2/2018	Bank of America	6,680,000 PLN	$1,774,224	$28,943
10/19/2018	BNP Paribas	6,150,000 ARS	$276,965	$(119,575)
11/15/2018	Barclays	32,800,000 MXN	$1,703,805	$(7,396)
11/23/2018	Bank of America	12,800,000 CZK	$571,981	$5,878
11/23/2018	Credit Agricole	181,500,000 HUF	$645,449	$3,058
11/30/2018	Bank of America	7,300,000 THB	$224,236	$(568)
Contracts Sold:
9/24/2018	Bank of America	$198,000	1,674,681 NOK	$1,886
9/24/2018	Bank of America	$184,000	1,685,636 SEK	$662
9/24/2018	Bank of America	$73,000	95,373 CAD	$116
9/24/2018	Bank of America	$61,000	83,462 AUD	$(1,000)
9/24/2018	Bank of America	$60,000	90,658 NZD	$(21)
9/24/2018	Morgan Stanley	$170,000	3,275,832 MXN	$802
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(90,077)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $135,987 and $102,574, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2017	1,588,079
Purchases/Additions	30,509,869
Sales/Reductions	(31,338,083)
Balance of Shares Held 8/31/2018	759,865
Value	$760,017
Change in Unrealized Appreciation/Depreciation	$0
Net Realized Gain/(Loss)	$24
Dividend Income	$14,341
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate at time of purchase.
3	Non-income-producing security.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts and outstanding swap contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$83,447	$—	$—	$83,447
Debt Securities:
Corporate Bonds	—	23,381,872	—	23,381,872
Foreign Governments/Agencies	—	17,775,256	—	17,775,256
U.S. Treasury	—	149,682	—	149,682
Exchange-Traded Funds	2,366,263	—	—	2,366,263
Investment Company	760,017	—	—	760,017
TOTAL SECURITIES	$3,209,727	$41,306,810	$—	$44,516,537
Other Financial Instruments:
Assets
Futures Contracts	$—	$—	$—	$—
Foreign Exchange Contracts	—	42,479	—	42,479
Swap Contracts	—	5,451	—	5,451
Liabilities
Futures Contracts	$(953)	$—	$—	$(953)
Foreign Exchange Contracts	—	(132,556)	—	(132,556)
Swap Contracts	—	(297,045)	—	(297,045)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(953)	$(381,671)	$—	$(382,624)

The following acronyms are used throughout this portfolio:
ARS	—Argentina Peso
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CJSC	—Closed Joint Stock Company
CMT	—Constant Maturity Treasury
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
GDP	—Gross Domestic Product
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
JIBAR	—Johannesburg Interbank Agreed Rate
JPY	—Japanese Yen
JSC	—Joint Stock Company
MTN	—Medium Term Note
MXIBTIIE	—Mexico Interbank Equilibrium Interest 28 Day Rate
MXN	—Mexican Peso
NGN	—Nigerian Naira
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
OJSC	—Open Joint Stock Company
OTC	—Over-the-Counter
PJSC	—Public Joint Stock Company
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
THB	—Thai Baht
TRY	—Turkish Lira
UYU	—Uruguayan Peso
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
10
Federated International Small-Mid Company Fund
Portfolio of Investments
August 31, 2018 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—90.8%
		Australia—2.4%
235,000		Bapcor Ltd.	$1,256,929
217,667		Link Administration Holdings Ltd.	1,218,555
604,184		Viva Energy REIT Ltd.	940,075
		TOTAL	3,415,559
		Austria—0.6%
22,573		Erste Group Bank AG	899,130
		Belgium—1.0%
7,000	[1]	Galapagos NV	709,144
71,081	[1]	X-Fab Silicon Foundries SE	689,393
		TOTAL	1,398,537
		Brazil—0.8%
110,286		Localiza Rent A Car SA	582,961
20,000	[1]	Pagseguro Digital Ltd., Class A	577,800
		TOTAL	1,160,761
		Canada—5.3%
48,000		CAE, Inc.	958,161
57,000		Dollarama, Inc.	2,155,517
33,000		Gildan Activewear, Inc.	972,552
53,700		North West Co., Inc./The	1,187,984
91,000		Pason Systems, Inc.	1,485,287
126,000		Whitecap Resources, Inc.	779,172
		TOTAL	7,538,673
		China—2.0%
13,000	[1]	Sina Corp.	922,480
33,800	[1]	Sohu.com, Inc., ADR	721,630
380,000		TravelSky Technology Ltd.	973,980
428,000		Wisdom Education International Holdings Co. Ltd.	243,566
		TOTAL	2,861,656
		Denmark—0.9%
13,000		Chr.Hansen Holding	1,319,223
		France—7.6%
32,552		Accor SA	1,628,881
11,240		Capgemini SE	1,445,006
9,000		Ingenico Group	632,450
9,737		Ipsen SA	1,732,196
26,000		LISI Link Solutions for Industry	1,068,656
30,000	[1]	Solutions 30 SE	1,596,687
57,000		STMicroelectronics NV	1,171,577
8,580		Teleperformance	1,648,415
		TOTAL	10,923,868
		Germany—7.4%
30,000	[1]	Delivery Hero AG	1,653,265
8,500		Deutsche Boerse AG	1,174,984
28,000		Deutsche Wohnen AG	1,414,989
93,858		Deutz AG	820,735
15,464		HeidelbergCement AG	1,231,743
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
34,000		JOST Werke AG	$1,487,997
108,837		Kloeckner & Co. AG	1,152,790
15,033		Rheinmetall AG	1,639,271
		TOTAL	10,575,774
		Hong Kong—3.2%
222,000		Dah Sing Financial Holdings Ltd.	1,380,814
44,000		Melco Resorts & Entertainment, ADR	1,050,720
342,500		Techtronic Industries Co.	2,095,768
		TOTAL	4,527,302
		India—0.8%
125,000		Dewan Housing Finance Corp. Ltd.	1,177,608
		Ireland—2.8%
140,000		Bank of Ireland Group PLC	1,146,039
14,200		Kerry Group PLC, Class A	1,618,847
28,922		Smurfit Kappa Group PLC	1,181,073
		TOTAL	3,945,959
		Israel—0.7%
8,454	[1]	NICE Ltd., ADR	977,198
		Italy—2.2%
16,600		DiaSorin SPA	1,809,214
150,000		Mediobanca SPA	1,396,449
		TOTAL	3,205,663
		Japan—19.2%
25,100		Aisin Seiki Co.	1,159,449
25,500		Alps Electric Co.	765,647
41,000		Chugai Pharmaceutical Co. Ltd.	2,373,903
24,400		Daifuku Co.	1,264,882
6,800		Disco Corp.	1,215,015
46,000		Don Quijote Holdings Co. Ltd.	2,233,968
61,000		Doutor Nichires Holdings Co. Ltd.	1,072,588
25,900		Horiba Ltd.	1,596,271
1,720		Japan Hotel REIT Investment Corp.	1,303,429
42,200		Kanamoto Co. Ltd.	1,312,970
15,600		Kusuri No Aoki Holdings Co. Ltd.	1,137,416
37,500		Kyowa Hakko Kirin Co. Ltd.	664,133
27,200		Matsumotokiyoshi Holdings Co. Ltd.	1,028,170
11,300		Nidec Corp.	1,635,648
116,000		Nippon Zeon Corp.	1,240,634
8,000		Nitori Holdings Co. Ltd.	1,212,854
54,800		Persol Holdings Co. Ltd.	1,225,372
27,800		Square Enix Holdings Co. Ltd.	1,267,848
102,000		Taiyo Nippon Sanso Corp.	1,496,332
43,600		THK Co. Ltd.	1,165,742
30,000		United Arrows Ltd.	1,100,856
		TOTAL	27,473,127
		Luxembourg—1.3%
3,200		Eurofins Scientific SE	1,808,410
		Mexico—1.7%
105,000		Gruma SA, Class B	1,328,407
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Mexico—continued
241,316		Infraestructura Energetica Nova, SAB de C.V	$1,125,790
		TOTAL	2,454,197
		Netherlands—1.6%
8,000	[1]	Argenx SE, ADR	750,640
36,238		NN Group NV	1,555,473
		TOTAL	2,306,113
		Norway—1.6%
28,600		Schibsted ASA, Class A	1,023,957
116,709		Sparebank 1 Oestlandet	1,243,863
		TOTAL	2,267,820
		Poland—0.6%
36,000	[1]	Dino Polska Spolka	886,547
		Singapore—0.9%
87,000	[1]	Sea Ltd., ADR	1,239,750
		South Korea—0.4%
16,000		Mando Corp.	513,635
		Spain—1.9%
56,234		Cellnex Telecom SAU	1,443,577
50,000		Cia de Distribucion Integral Logista Holdings	1,318,369
		TOTAL	2,761,946
		Sweden—1.9%
145,000	[1]	Boozt AB	1,296,154
19,000		Evolution Gaming Group AB	1,455,918
		TOTAL	2,752,072
		Switzerland—4.9%
7,770		Dufry AG	961,772
25,882	[1]	Julius Baer Group AG	1,373,892
8,700	[1]	Lonza Group AG	2,796,488
7,700		Tecan AG	1,840,876
		TOTAL	6,973,028
		Taiwan—0.6%
121,440		Gourmet Master Co. Ltd.	868,518
		Thailand—1.6%
650,000		Central Pattana PCL, GDR	1,639,321
750,000		CH. Karnchang Public Co. Ltd., GDR	607,777
		TOTAL	2,247,098
		United Kingdom—12.5%
63,500		Anglo American PLC	1,271,172
53,997		Ashtead Group PLC	1,655,191
28,000	[1]	ASOS PLC	2,220,365
350,000		B&M European Value Retail SA	1,872,892
157,100		Clipper Logistics PLC	651,941
18,282		Croda International PLC	1,210,280
29,605	[1]	Dialog Semiconductor PLC	694,443
37,074		London Stock Exchange Group PLC	2,224,129
42,000	[1]	Manchester United PLC, Class A	1,100,400
161,450		PageGroup PLC	1,277,620
105,000		Rightmove PLC	670,025
106,636		St. James's Place Capital PLC	1,566,837
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
148,282		Wood Group (John) PLC	$1,382,311
		TOTAL	17,797,606
		United States—2.4%
17,955	[1]	LivaNova PLC	2,254,250
20,000	[1]	Talend SA, ADR	1,231,000
		TOTAL	3,485,250
		TOTAL COMMON STOCKS (IDENTIFIED COST $99,009,274)	129,762,028
		INVESTMENT COMPANY—9.2%
13,184,945		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.09%[2] (IDENTIFIED COST $13,185,404)	13,187,582
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $112,194,678)	142,949,610
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	12,345
		TOTAL NET ASSETS—100%	$142,961,955
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2017	2,483,254
Purchases/Additions	48,960,709
Sales/Reductions	(38,259,018)
Balance of Shares Held 8/31/2018	13,184,945
Value	$13,187,582
Change in Unrealized Appreciation/Depreciation	$2,178
Net Realized Gain/(Loss)	$(74)
Dividend Income	$84,894
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
4

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$ 21,401,699	$ 108,360,329	$—	$ 129,762,028
Investment Company	13,187,582	—	—	13,187,582
TOTAL SECURITIES	$ 34,589,281	$ 108,360,329	$—	$ 142,949,610
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust
6
Federated International Leaders Fund
Portfolio of Investments
August 31, 2018 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—92.5%
		China—0.8%
89,100	[1]	Alibaba Group Holding Ltd., ADR	$15,593,391
		France—15.2%
1,434,510		Accor SA	71,781,940
917,037		BNP Paribas SA	53,899,908
729,176		Edenred	27,810,811
96,780		Kering SA	52,603,352
1,109,207		Orange SA	17,966,294
85,601		Pernod Ricard SA	13,515,554
343,500		Publicis Groupe SA	22,055,970
2,376,293		Television Francaise 1 SA TF1	23,590,228
		TOTAL	283,224,057
		Germany—15.3%
508,926		Bayerische Motoren Werke AG	49,249,442
614,421		Daimler AG	39,702,561
789,000		Deutsche Post AG	28,777,962
659,617		HeidelbergCement AG	52,539,983
2,095,517		Kloeckner & Co. SE	22,195,498
346,097		Rheinmetall AG	37,740,083
450,594		SAP SE	54,195,258
		TOTAL	284,400,787
		Hong Kong—2.3%
4,280,040		Dah Sing Financial Holdings Ltd.	26,621,344
1,065,061		Sun Hung Kai Properties Ltd.	15,818,180
		TOTAL	42,439,524
		Ireland—4.3%
3,985,050		AIB Group PLC	22,428,710
1,746,305		CRH PLC	57,840,868
		TOTAL	80,269,578
		Italy—7.3%
2,094,758		Eni SpA	38,864,396
13,823,750		Intesa Sanpaolo SpA	34,158,626
5,886,600		PRADA SpA	26,610,189
2,512,185		UniCredit SpA	36,322,616
		TOTAL	135,955,827
		Japan—8.5%
597,100		Chugai Pharmaceutical Co. Ltd.	34,572,131
612,100		Daiwa House Industry Co. Ltd.	18,647,781
788,000		Honda Motor Co., Ltd.	23,340,887
678,400		Komatsu Ltd.	19,263,942
402,900		Omron Corp.	18,021,068
57,500		SMC Corp.	19,101,134
453,500		Sony Corp.	25,714,237
		TOTAL	158,661,180
		Netherlands—7.6%
1,131,936		ABN AMRO Group NV, GDR	30,681,066
1,213,256		Koninklijke Philips NV	54,268,452
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Netherlands—continued
1,755,068		Royal Dutch Shell PLC, Class A	$57,165,771
		TOTAL	142,115,289
		Singapore—2.2%
2,265,939		DBS Group Holdings Ltd.	41,284,252
		South Africa—1.3%
106,700		Naspers Ltd., Class N	23,687,011
		South Korea—1.7%
736,700		Samsung Electronics Co. Ltd.	32,064,964
		Spain—1.3%
4,914,654		Banco Santander, SA	24,444,791
		Sweden—1.1%
958,140		Assa Abloy AB, Class B	19,539,610
		Switzerland—12.0%
283,788		Cie Financiere Richemont SA	25,062,257
4,866,571	[1]	Credit Suisse Group AG	72,767,812
270,360		Ferguson PLC	21,691,372
743,435	[1]	Julius Baer Group Ltd.	39,463,687
122,250	[1]	Lonza Group AG	39,295,482
308,255		Nestle SA	25,861,827
		TOTAL	224,142,437
		United Kingdom—9.6%
1,243,813		Anglo American PLC	24,899,216
769,227		Ashtead Group PLC	23,579,416
580,117	[1]	AstraZeneca PLC	43,754,281
375,744		Diageo PLC	13,135,130
7,320,000		G4S PLC	23,700,881
905,595		Pagegroup PLC	7,166,344
1,839,474		Prudential PLC ADR	41,434,182
		TOTAL	177,669,450
		United States—2.0%
748,280		Invesco Ltd.	18,033,548
294,600		Schlumberger Ltd.	18,606,936
		TOTAL	36,640,484
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,474,844,085)	1,722,132,632
		INVESTMENT COMPANY—6.9%
127,654,147		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.09%[2] (IDENTIFIED COST $127,690,900)	127,679,678
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $1,602,534,985)	1,849,812,310
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	11,077,120
		TOTAL NET ASSETS—100%	$1,860,889,430
At August 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
[1]The Tokyo Price Index, Long Futures	851	JPY 132,770,093	September 2018	$(2,425,693)
The average notional value of long futures contracts held by the Fund throughout the period was $171,520,111. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
2

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total
Balance of Shares Held 11/30/2017	54,153,083	260,062,346	314,215,429
Purchases/Additions	661,738,895	413,536,315	1,075,275,210
Sales/Reductions	(715,891,978)	(545,944,514)	(1,261,836,492)
Balance of Shares Held 8/31/2018	—	127,654,147	127,654,147
Value	$—	$127,679,678	$127,679,678
Change in Unrealized Appreciation/Depreciation	NA	$20,307	$20,307
Net Realized Gain/(Loss)	NA	$(23,028)	$(23,028)
Dividend Income	NA	$3,004,911	$3,004,911
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$52,233,875	$1,669,898,757	$—	$1,722,132,632
Investment Company	127,679,678	—	—	127,679,678
TOTAL SECURITIES	$179,913,553	$1,669,898,757	$—	$1,849,812,310
Other Financial Instruments:[1]
Assets	$—	$—	$—	$—
Liabilities	$(2,425,693)	$—	$—	$(2,425,693)
OTHER FINANCIAL INSTRUMENTS	$(2,425,693)	$—	$—	$(2,425,693)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JPY	—Japanese Yen
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018